Average Annual Total Returns - International Defensive Style Fund	I OneYear	I FiveYear	I Since Inception	I Inception Date	I Return After Taxes on Distributions OneYear	I Return After Taxes on Distributions FiveYear	I Return After Taxes on Distributions Since Inception	I Return After Taxes on Distributions and Sale of Fund Shares OneYear	I Return After Taxes on Distributions and Sale of Fund Shares FiveYear	I Return After Taxes on Distributions and Sale of Fund Shares Since Inception	I MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes) OneYear	I MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes) FiveYear	I MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes) Since Inception	N OneYear	N FiveYear	N Since Inception	N Inception Date	N MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes) OneYear	N MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes) FiveYear	N MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes) Since Inception	R6 OneYear	R6 FiveYear	R6 Since Inception	R6 Inception Date	R6 MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes) OneYear	R6 MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes) FiveYear	R6 MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	8.44%	7.50%	7.04%	Jul. 09, 2012	8.16%	7.13%	6.56%	5.47%	6.00%	5.68%	7.59%	7.64%	7.63%	8.18%	7.23%	6.77%	Jul. 09, 2012	7.59%	7.64%	7.63%	8.55%	7.60%	4.62%	Sep. 02, 2014	7.59%	7.64%	4.17%